Stock Based Compensation (Details)	3 Months Ended
Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
Expected volatility	45.81%
Risk-free interest rate	1.77%
Forfeiture rate	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years
Expected volatility	61.78%
Risk-free interest rate	2.99%
Forfeiture rate	5.00%